Business Combinations - Reverse Recapitalization (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 02, 2021 USD ($) $ / shares shares	Aug. 01, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	55,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00
Sale of stock, consideration received on transaction	$ 550.0
Stock issued during period, shares, business combination			$ 453.9
Exchange ratio	6.95433
Common stock, shares outstanding (in shares) | shares	559,731,226		565,031,129	92,547,013
Proceeds from reverse capitalization, gross	$ 587.7
Cash - PIPE	550.0		$ 550.0
Cash in trust, net of redemptions	37.7		37.7
Cash used for repurchase of common stock	95.0		95.0
Transaction costs and advisory fees	$ 42.4		42.4
Stock converted, reverse recapitalization (in shares) | shares	495,242,606
Proceeds from the exercise of preferred stock warrants			29.0	$ 0.0
Preferred stock warrant liabilities
Business Acquisition [Line Items]
Proceeds from the exercise of preferred stock warrants			$ 29.0
Old Hippo common stock
Business Acquisition [Line Items]
Repurchase of common stock	$ 95.0
Repurchase of common stock (in shares) | shares	9,500,000
Common stock, shares outstanding (in shares) | shares	9,500,000
Founder Shares Class B | Reinvent Sponsor Z LLC | Reinvent Technology Partners Z
Business Acquisition [Line Items]
Stock issued during period, shares, business combination (in shares) | shares		5,750,000
Stock issued during period, shares, business combination		$ 25,000.0
Exchange ratio		1
Common Class A
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares) | shares		23,000,000
Common Class A | Reinvent Technology Partners Z
Business Acquisition [Line Items]
Repurchase of common stock		$ 192.6
Repurchase of common stock (in shares) | shares		19,261,380
Stock issued during period, shares, business combination (in shares) | shares		3,738,620
Exchange ratio		1
Repurchase of common stock (in dollars per share) | $ / shares		$ 10.00
Common Class A | Reinvent Sponsor Z LLC | Reinvent Technology Partners Z
Business Acquisition [Line Items]
Stock issued during period, shares, business combination (in shares) | shares	5,750,000